ADVANCES FROM THE FHLB (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ADVANCES FROM THE FHLB [Abstract]
Weighted average interest rate on principal payments due (in hundredths)	1.59%	1.88%
Federal Home Loan Bank, Advances, Principal Payments Due [Abstract]
Amount of principal due during the next twelve months	$ 4,287,000	$ 11,051,000
Year two	3,669,000	4,287,000
Year three	10,887,000	3,669,000
Year four	14,895,000	10,887,000
Year five	1,330,000	14,895,000
Year six		1,330,000
Thereafter	14,537,000	14,537,000
Advances total	49,605,000	60,656,000
Federal Home Loan Bank, Advances, Maturities Weighted Average Interest Rate [Abstract]
One year (in hundredths)	2.40%	3.18%
Two years (in hundredths)	2.16%	2.40%
Three years (in hundredths)	1.38%	2.16%
Four years (in hundredths)	1.12%	1.38%
Five years (in hundredths)	1.87%	1.12%
Six years (in hundredths)		1.87%
Thereafter (in hundredths)	1.83%	1.83%
FHLB Advance Disclosures [Abstract]
Advances collateralized totaling approximately	353,500,000
Maximum borrowing capacity	271,100,000
Total unused lines of credit at the FHLB	$ 60,000,000